Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2019
Accounting Changes And Error Corrections [Abstract]
Recent Accounting Pronouncements

(7)         Recent Accounting Pronouncements

ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The main objective of this update is to enhance the reporting model for financial instruments in order to provide users of financial statements with more decision-useful information. Changes to the previous guidance primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments.  The primary impact of this change for us relates to our available-for-sale equity investment and resulted in unrecognized gains and losses from this investment being reflected in our income statement beginning in 2018.  We adopted ASU 2016-01 as of January 1, 2018, applying the update by means of a cumulative-effect adjustment to the balance sheet by reclassifying the balance of our Accumulated Other Comprehensive Loss in the shareholders’ equity section of the balance sheet to Retained Earnings. The balance reclassified of $1,215,000 was a result of prior-period unrealized losses from our equity investment. This change in accounting is expected to create greater volatility in our investment income each quarter in the future.

From time to time, new accounting pronouncements applicable to us are issued by the FASB, or other standards setting bodies, which we will adopt as of the specified effective date. Unless otherwise discussed, we believe the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial statements upon adoption.